Debt (Schedule of Maturities of Debt) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Total	$ 6,487
2020	5,240
2021	1,247
Principal payments on Notes payable to vendors [Member]
Debt Instrument [Line Items]
Total	774
2020	774
2021
Interest payments on Notes payable to vendors [Member]
Debt Instrument [Line Items]
Total	320
2020	320
2021
Principal payments on 2019 Bridge notes [Member]
Debt Instrument [Line Items]
Total	2,050
2020	2,050
2021
Interest payments on 2019 Bridge notes [Member]
Debt Instrument [Line Items]
Total	63
2020	63
2021
Principal payments on Convertible notes [Member]
Debt Instrument [Line Items]
Total	3,775
2020	2,500
2021	1,275
Interest payments on Convertible notes [Member]
Debt Instrument [Line Items]
Total	290
2020	224
2021	66
Gross debt before unamortized discount [Member]
Debt Instrument [Line Items]
Total	7,272
2020	5,931
2021	1,341
Unamortized debt discount on convertible debt [Member]
Debt Instrument [Line Items]
Total	785
2020	691
2021	$ 94